Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefits roll forward
Gross unrecognized tax benefits at beginning of period	$ (3)	$ (8)	$ (11)
Increases in tax positions for current year	(1)	0	0
Increases in tax positions for prior years	(5)	(1)	(2)
Decreases in tax positions for prior years	0	0	5
Settlements	0	6	0
Gross unrecognized tax benefits at end of period	$ (9)	$ (3)	$ (8)